Document and Entity Information	Nov. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 23, 2022
Entity Registrant Name	INGLES MARKETS, INC
Entity Incorporation, State or Country Code	NC
Entity File Number	0-14706
Entity Tax Identification Number	56-0846267
Entity Address, Address Line One	P.O. Box 6676
Entity Address, City or Town	Asheville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28816
City Area Code	828
Local Phone Number	669-2941
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000050493
Title of 12(b) Security	Class A Common Stock, $0.05 par value per share
Trading Symbol	IMKTA
Security Exchange Name	NASDAQ